Acquisitions of Subsidiaries	12 Months Ended
Dec. 31, 2016
Acquisitions of Subsidiaries
Acquisitions of Subsidiaries

7. Acquisitions of Subsidiaries

(a)Acquisition in 2015

In July 2015, the Company acquired Scepter’s 100% equity interest from E-House Investment and Rechon Capital Limited upon closing of IPO, in exchange for 32,481,552 of the Company’s ordinary shares.

The following table summarizes the purchase consideration to acquire Scepter:

Amount RMB
Fair value of Company’s shares issued *	331,165,663
Replacement of Scepter’s share options (Note 14)	13,702,194

Consideration	344,867,857

* The fair value of the 32,481,552 ordinary shares issued by the Company was based on the IPO offering price of the Company’s American depositary shares (“ADS”).

The purchase price has been allocated as follows:

	Amount	Amortization
	RMB	Period
Cash and cash equivalents	35,655,387
Other current assets	17,917,590
Long-term investments	29,807,957
Other long-term assets	1,395,760
Income tax payable	(12,526,909)
Other current liabilities	(16,561,427)
Intangible assets acquired:
— Contract Backlog	59,353,715	3.5 year
Goodwill *	244,664,213
Deferred tax liabilities	(14,838,429)

	344,867,857

The acquisition was accounted for as a purchase transaction, and accordingly, the assets and liabilities of the acquired entity were recorded at their estimated fair values at the date of acquisition. The primary items that generated the goodwill were the acquired assembled workforce, which is not qualified as an intangible asset. The goodwill is not deductible for tax purposes. The transaction costs directly attributable to the acquisition were not material and were expensed as incurred.

The amounts of revenue and earnings of Scepter since the acquisition date included in the consolidated income statement for the reporting period is as follows:

Since the acquisition date
2015
RMB
Revenue	25,583,347
Net income attributable to Jupai	11,291,367

(b)Acquisition in 2016

In Mar 2016, the Company acquired 34% equity in UP Capital Asset Management Ltd (hereinafter referred to as “UP Capital”) and Up Capital’s subsidiary, from an individual shareholder, with cash consideration of RMB5,081,739. Up capital and its subsidiary is engaged in business of asset management service. Both parties reached an agreement that the Company absorbs 70% of the benefits and costs of UP Capital and takes 2 seats out of 3 in the board of directors, which in combination lead to the Company’s control over UP Capital. As a result, the purchase was accounted for as a business acquisition and the results of Up Capital are included in the Group’s consolidated results from the acquisition date. The financial results of UP Capital are immaterial to the Group’s net assets and results of operations except that business license was recognized as intangible asset with indefinite life. The Group also recorded RMB 288,890 in goodwill related to the acquisition.

In May 2016, the Company acquired 85% equity interest in Non-Linear Investment Management Ltd (hereinafter referred to as “Non-Linear”), from an individual shareholder with a cash consideration of RMB896,162. The financial results of Non-Linear are immaterial to the Group’s net assets and results of operations. The purchase was accounted for as a business acquisition and the results of Non-linear are included in the Group’s consolidated results from the acquisition date. No goodwill was recognized from the acquisition. RMB 1,075,154 of business license was recognized as intangible asset with indefinite life